Taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Corporation tax rate	19.00%
Unutilized tax losses	£ 488.3	£ 123.5	£ 18.5